Post-retirement benefits - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [Line Items]
Securities included in fair value of plan assets	$ 3	$ 13
Defined benefit expenses excluded form unerlying earnings	0	$ 0	$ 0
Estimated contributions to defined benefit pension plans for 2019	$ 260
Percentage of costs, contributions, gains and losses	100.00%
Defined benefit obligation weighted average expected future life time	27 years	27 years
Defined benefit obligation weighted average expected future life time at man aged 60 in 2036	28 years	28 years
Healthcare plans [member]
Disclosure of defined benefit plans [Line Items]
Discount rate	4.20%	3.60%
Medical trend rate	7.60%	9.80%
Reduction in medical trend rate	4.60%	4.70%
UK Schemes [Member]
Disclosure of defined benefit plans [Line Items]
Past service cost, to the current estimate cost of benefits	$ 9
Discount rate	2.80%	2.30%